Properties (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Properties including finance leases
Cost		$ 54,512	$ 53,581
Accumulated Depreciation		14,443	13,912
Net		40,069	39,669
Finance leases included in properties
Cost		601	648
Accumulated Depreciation		124	114
Net		477	534
Assets held for sale		576
Property additions		2,863	3,865	$ 3,531
Depreciation		1,583	1,559
Depreciation and amortization	$ 84	$ 1,589	1,562	$ 1,329
Track and Roadway [Member]
Properties including finance leases
Depreciation rate (in hundredths)		2.00%
Cost		$ 39,805	39,395
Accumulated Depreciation		8,717	8,502
Net		31,088	30,893
Finance leases included in properties
Cost		406	406
Accumulated Depreciation		90	85
Net		316	321
Land [Member]
Properties including finance leases
Net		2,316	2,401
Right-of-Way Access [Member]
Finance leases included in properties
Net		$ 106	106
Rolling stock [Member]
Properties including finance leases
Depreciation rate (in hundredths)		5.00%
Cost		$ 7,665	7,538
Accumulated Depreciation		2,986	2,941
Net		4,679	4,597
Finance leases included in properties
Cost		61	87
Accumulated Depreciation		3	2
Net		$ 58	85
Buildings [Member]
Properties including finance leases
Depreciation rate (in hundredths)		3.00%
Cost		$ 2,047	1,956
Accumulated Depreciation		727	692
Net		1,320	1,264
Finance leases included in properties
Cost		27	27
Accumulated Depreciation		10	9
Net		$ 17	18
Information Technology [Member]
Properties including finance leases
Depreciation rate (in hundredths)		9.00%
Cost		$ 2,218	1,972
Accumulated Depreciation		833	688
Net		1,385	1,284
Software Development [Member]
Properties including finance leases
Cost		$ 205	273
Other [Member]
Properties including finance leases
Depreciation rate (in hundredths)		5.00%
Cost		$ 2,777	2,720
Accumulated Depreciation		1,180	1,089
Net		1,597	1,631
Finance leases included in properties
Cost		107	128
Accumulated Depreciation		21	18
Net		86	110
Track And Railway Infrastructure [Member]
Finance leases included in properties
Property additions		$ 1,427	$ 1,489